Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.4%
CANADA — 6.3%
Shopify, Inc., Class A *	5,980	$4,042,241

UNITED STATES — 93.1%
10X Genomics, Inc., Class A *	9,579	728,674
ABIOMED, Inc.*	4,695	1,555,172
Affirm Holdings, Inc.*	21,748	1,006,497
Alnylam Pharmaceuticals, Inc.*	6,744	1,101,228
Amazon.com, Inc.*	1,101	3,589,205
Appian Corp.*	13,499	821,009
Carvana Co.*	6,854	817,614
Chegg, Inc.*	28,775	1,043,957
Chewy, Inc., Class A *	24,085	982,186
Cloudflare, Inc., Class A *	19,720	2,360,484
CoStar Group, Inc.*	22,379	1,490,665
Coursera, Inc.*	33,831	779,466
Datadog, Inc., Class A *	9,291	1,407,308
Denali Therapeutics, Inc.*	23,505	756,156
DoorDash, Inc., Class A *	8,264	968,458
Duolingo, Inc.*	3,738	355,521
First Republic Bank	7,050	1,142,805
Ginkgo Bioworks Holdings, Inc.*	123,252	496,706
HashiCorp, Inc., Class A *	10,951	591,354
Illumina, Inc.*	6,680	2,333,992
Lemonade, Inc.*	14,433	380,598
MarketAxess Holdings, Inc.	2,785	947,457
Moderna, Inc.*	19,138	3,296,712
Netflix, Inc.*	5,949	2,228,436
Novocure Ltd.*	12,170	1,008,284
NVIDIA Corp.	8,468	2,310,578
Peloton Interactive, Inc., Class A *	18,704	494,160
Penumbra, Inc.*	3,968	881,412
Pinterest, Inc., Class A *	19,341	475,982
Recursion Pharmaceuticals, Inc., Class A *	22,116	158,351
Redfin Corp.*	30,008	541,344
Rivian Automotive, Inc., Class A *	10,995	552,389
Roku, Inc.*	10,753	1,347,028
Sana Biotechnology, Inc.*	16,361	135,142
Snap, Inc., Class A *	35,237	1,268,180
Snowflake, Inc., Class A *	5,960	1,365,615
Teladoc Health, Inc.*	9,636	695,045
Tesla, Inc.*	4,629	4,988,210
Trade Desk, Inc. (The), Class A *	64,704	4,480,752
Twilio, Inc., Class A *	10,263	1,691,445
Watsco, Inc.	4,950	1,507,968
Wayfair, Inc., Class A *	15,006	1,662,365
Workday, Inc., Class A *	6,732	1,612,045
Zoom Video Communications, Inc., Class A *	9,169	1,074,882
		59,432,837
TOTAL INVESTMENTS — 99.4% (cost $63,459,262)		$63,475,078
Other assets less liabilities — 0.6%		380,121
NET ASSETS — 100.0%		$63,855,199

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$63,475,078	$—	$—	$63,475,078
Total	$63,475,078	$—	$—	$63,475,078

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.